Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 25,022	$ 24,970	$ 51,126	$ 51,425
Interest expense	16,516	16,914	34,035	35,421
Net interest income	8,506	8,056	17,091	16,004
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	7,143	7,332	14,923	15,254
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	2,263	2,106	4,574	4,155
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	15,616	15,532	31,629	32,016
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	7,231	7,317	15,104	15,362
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 9,285	$ 9,597	$ 18,931	$ 20,059